Consolidated Statement of Stockholders' Equity (USD $)	Total	Adcom Express, Inc. [Member]	ISLA International, Ltd. [Member]	ALBS Logistics, Inc. [Member]	COMMON STOCK [Member]	COMMON STOCK [Member] Adcom Express, Inc. [Member]	COMMON STOCK [Member] ISLA International, Ltd. [Member]	COMMON STOCK [Member] ALBS Logistics, Inc. [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	ADDITIONAL PAID-IN CAPITAL [Member] Adcom Express, Inc. [Member]	ADDITIONAL PAID-IN CAPITAL [Member] ISLA International, Ltd. [Member]	ADDITIONAL PAID-IN CAPITAL [Member] ALBS Logistics, Inc. [Member]	TREASURY STOCK [Member]	DEFERRED COMPENSATION [Member]	RETAINED EARNINGS (DEFICIT) [Member]	NON-CONTROLLING INTEREST [Member]	DEFERRED COMPENSATION [Member]
Balance at Jun. 30, 2011	$ 6,149,732				$ 18,051				$ 11,060,701				$ (1,407,455)		$ (3,615,322)	$ 93,757
Balance, shares at Jun. 30, 2011					31,676,438
Issuance of common stock, funding acquisition			1,175,000				500				1,174,500
Issuance of common stock, funding acquisition, shares							500,000
Issuance of common stock		308,548	1,325,000	295,000		134	552	143		308,414	1,324,448	294,857
Issuance of common stock, shares						134,475	552,333	142,489
Share-based compensation	225,991								225,991
Exercise of stock options	5,678				20				5,658
Exercise of stock options, shares	20,130				20,130
Tax benefit from exercise of stock options	11,954								11,954
Retirement of treasury stock					(4,919)				(1,402,536)				1,407,455
Distributions to non-controlling interest	(174,000)															(174,000)
Net income	2,079,188														1,901,394	177,794
Balance at Jun. 30, 2012	11,402,091				14,481				13,003,987						(1,713,928)	97,551
Balance, shares at Jun. 30, 2012					33,025,865
Issuance of common stock		432,112				252				431,860
Issuance of common stock, shares						252,362
Share-based compensation	358,388								358,388
Grant of restricted stock awards					16				25,199					(25,215)
Grant of restricted stock awards, shares					15,565
Amortization of deferred compensation	10,963													10,963
Exercise of stock options	4,800				30				4,770
Exercise of stock options, shares	70,000				30,000
Cashless exercise of stock options					24				(24)
Cashless exercise of stock options, shares					24,374
Tax benefit from exercise of stock options	48,977								48,977
Distributions to non-controlling interest	(138,000)															(138,000)
Net income	3,765,430														3,657,458	107,972
Balance at Jun. 30, 2013	15,884,761				14,803				13,873,157					(14,252)	1,943,530	67,523	(14,252)
Balance, shares at Jun. 30, 2013					33,348,166
Share-based compensation	131,928								131,928
Amortization of deferred compensation	1,261																1,261
Net income	1,108,379														1,091,737	16,642
Balance at Sep. 30, 2013	$ 17,126,329				$ 14,803				$ 14,005,085						$ 3,035,267	$ 84,165	$ (12,991)
Balance, shares at Sep. 30, 2013					33,348,166